Other Liabilities (Details) - Schedule of Other Liabilities - More than 1 year [Member] - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Liabilities [Line Items]
Other liabilities	€ 763
Milano tax [Member]
Schedule of Other Liabilities [Line Items]
Other liabilities	€ 763